Asset Quality - Changes in Allowance for Loan and Lease Losses by Loan Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 1,409	$ 1,508	$ 1,337
Provision	448	341	415
Charge-offs	(517)	(526)	(318)
Recoveries	87	86	74
Ending balance	1,427	1,409	1,508
Total ALLL, including discontinued operations, beginning balance	1,422	1,524	1,358
Total provision, including discontinued operations	448	341	413
Total charge-offs, including discontinued operations	(520)	(530)	(322)
Total recoveries, including discontinued operations	88	87	75
Total ALLL, including discontinued operations, ending balance	1,438	1,422	1,524
Provision (credit) for losses on lending-related commitments	23	(6)
Provision (credit) for losses on lending-related commitments			74
Discontinued operations
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13	16	21
Provision	0	0	(2)
Charge-offs	(3)	(4)	(4)
Recoveries	1	1	1
Ending balance	11	13	16
Total commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,037	1,060	864
Provision	389	322	371
Charge-offs	(412)	(410)	(227)
Recoveries	64	65	52
Ending balance	1,078	1,037	1,060
Total consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	372	448	473
Provision	59	19	44
Charge-offs	(105)	(116)	(91)
Recoveries	23	21	22
Ending balance	349	372	448
Commercial and Industrial | Total commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	639	556	601
Provision	361	388	99
Charge-offs	(312)	(363)	(188)
Recoveries	57	58	44
Ending balance	745	639	556
Total commercial real estate loans | Total commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	371	471	231
Provision	23	(62)	276
Charge-offs	(94)	(40)	(39)
Recoveries	7	2	3
Ending balance	307	371	471
Real estate — commercial mortgage | Total commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	320	419	203
Provision	19	(61)	253
Charge-offs	(94)	(40)	(39)
Recoveries	7	2	2
Ending balance	252	320	419
Real estate — construction | Total commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	51	52	28
Provision	4	(1)	23
Charge-offs	0	0	0
Recoveries	0	0	1
Ending balance	55	51	52
Commercial lease financing | Total commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	27	33	32
Provision	5	(4)	(4)
Charge-offs	(6)	(7)	0
Recoveries	0	5	5
Ending balance	26	27	33
Real estate — residential mortgage | Total consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	90	162
Provision	(26)	(74)
Charge-offs	(2)	(3)
Recoveries	4	5
Ending balance	66	90	162
Real estate — residential mortgage | Total consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		162	196
Provision			(37)
Charge-offs			(1)
Recoveries			4
Ending balance			162
Home equity loans | Total consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	70	86	98
Provision	(19)	(16)	(13)
Charge-offs	(2)	(2)	(2)
Recoveries	3	2	3
Ending balance	52	70	86
Other consumer loans | Total consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	136	122	113
Provision	61	70	52
Charge-offs	(56)	(64)	(51)
Recoveries	8	8	8
Ending balance	149	136	122
Credit cards | Total consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	76	78	66
Provision	43	39	42
Charge-offs	(45)	(47)	(37)
Recoveries	8	6	7
Ending balance	$ 82	$ 76	$ 78